Non Current Liabilites - Convertible Note (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Convertible Note

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Convertible note at fair value at beginning of reporting period	835,446	1,452,950
Net change in fair value	125,317	139,048
Transfer to contributed equity on conversion of Convertible Notes	—	(461,805)
Transfer to accumulated losses on conversion of Convertible Notes	—	(294,747)

Convertible note at fair value at end of reporting period	960,763	835,446

Summary of Fair Value of Convertible Notes

		Conversion
	Note –	feature –
	Liability	Equity
Fair value at issuance	4,419,531	41,431,774
Fair value movements	6,130,642	—
Conversion to ordinary shares	(9,589,410)	(38,842,288)

Balance at June 30, 2024	960,763	2,589,486

Convertible Notes [member]
Statement [LineItems]
Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history